March 3, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 175 (the “Amendment”)

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.	the form of the Trust’s Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on February 27, 2025 (Accession No. 0001193125-25-039441) with an effective date of March 1, 2025.

Please do not hesitate to contact the undersigned at (312) 443-4634 if you have any questions.

Sincerely,

/s/ Meredyth Whitford-Schultz
Meredyth Whitford-Schultz
Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Distributed by Harbor Funds Distributors, Inc.